Contract Liabilities	12 Months Ended
Nov. 30, 2024
Contract Liabilities [Abstract]
CONTRACT LIABILITIES
10.	CONTRACT LIABILITIES

The Group’s contract liabilities include advances from clients related to Financial PR services on the Group’s consolidated balance sheets. These payments are non-refundable and are recognized as revenue as the Group’s performance obligation is satisfied. The Group’s contract liabilities are generally recognized as revenue within one year.

As of November 30, 2023 and 2024, the contract liabilities were comprised of the following:

	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Advance from customers	1,519,584	128,400	16,503
Total	1,519,584	128,400	16,503

	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Balance at beginning of the year ended	1,166,837	1,519,584	195,307
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year	(1,166,837)	(1,519,584)	(195,307)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,519,584	128,400	16,503
Total	1,519,584	128,400	16,503